Income Tax (Details) - Schedule of Reconciliation of Income Tax Expense (Parentheticals)	12 Months Ended
Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense [Abstract]
Statutory tax rate	25.00%
Effect of preferential rate	15.00%